As filed with the Securities and Exchange Commission on May 29, 2015

Securities Act File No. 333-61973
Investment Company Act File No. 811-08977

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	33	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	35	[	X	]

(Check appropriate box or boxes.)
Savos Investments Trust
 (Exact Name of Registrant as Specified in Charter)

1655 Grant Street, 10th Floor
Concord, CA 94520
(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
(Registrant’s Telephone Numbers, Including Area Code)

Carrie Hansen
Savos Investments Trust
1655 Grant Street, 10th Floor
Concord, CA 94520
 (Name and Address of Agent for Service)

With copy to:
Mike O’Hare
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[X]	on June 28, 2015 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 32 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on April 2, 2015 and pursuant to Rule 485(a)(1) would have become effective on June 1, 2015.

This Post-Effective Amendment No. 33 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 28, 2015 as the new date upon which the Amendment shall become effective.

Parts A and B of the Amendment are incorporated by reference herein.

SAVOS INVESTMENTS TRUST
PART C
OTHER INFORMATION

Item 28. Exhibits

Exhibit No.                      Description of Exhibit

(a)	(1)	Certificate of Trust of Savos Investments Trust (formerly, Genworth Financial Asset Management Funds and GE Private Asset Management Funds) (2)

	(2)	Amendment to Certificate of Trust (7)

(3)	Declaration of Trust of Savos Investments Trust (formerly, Genworth Financial Asset Management Funds and GE Private Asset Management Funds) (2)

(4)
Certificate of Amendment to Certificate of Trust of Savos Investments Trust (formerly, Genworth Financial Asset Management Funds and GE Private Asset Management Funds), filed in Delaware on June 19, 2006 (3)

(b)	Amended and Restated By-Laws (7)

(c)	See the organizational documents.

(d)	(1)	Investment Advisory Agreement with AssetMark, Inc. (7)

(e)	(1)	Distribution Agreement with AssetMark Brokerage, LLC (8)

	(2)	Sub-Distribution Agreement with Quasar Distributors, LLC (5)

	(3)	First Amendment to Sub-Distribution Agreement with Quasar Distributors, LLC dated January 31, 2014 (8)

(f)	Not applicable

(g)	(1)	Form of Custody Agreement with U.S. Bank National Association dated February 20, 2007 for the Contra Fund (4)

	(2)	First Amendment to the Custody Agreement with U.S. Bank National Association dated December 17, 2013 (7)

	(3)	Second Amendment to the Custody Agreement with U.S. Bank National Association dated January 31, 2014 (8)

(h)	(1)	Form of Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated February 20, 2007 (4)

	(2)	First Amendment to the Fund Administration Servicing Agreement dated December 17, 2013 (7)

	(3)	Second Amendment to the Fund Administration Servicing Agreement dated January 31, 2014 (8)

	(4)	Form of Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC dated February 20, 2007 (4)

(5)	First Amendment to the Fund Accounting Servicing Agreement dated December 17, 2013 (7)

(6)	Second Amendment to the Fund Accounting Servicing Agreement dated January 31, 2014 (8)

(7)	Form of Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC dated February 20, 2007 (4)

(8)	First Amendment to the Transfer Agent Servicing Agreement dated December 17, 2013 (7)

(9)	Second Amendment to the Transfer Agent Servicing Agreement dated January 31, 2014 (8)

(10)	Expense Waiver and Reimbursement Agreement (7)

(i)	(1)	Opinion and Consent of Willkie Farr & Gallagher (1)

	(2)	Opinion and Consent of Venable, Baetjer and Howard, LLP (1)

(j)	(1)	Consent of Independent Registered Public Accounting Firm (8)

(2)	Power of Attorney (8)

(l)	Purchase Agreement (1)

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)	(1)	Code of Ethics and Business Conduct for Savos Investments Trust, AssetMark, Inc., AssetMark Trust Company and AssetMark Brokerage, LLC (8)

(2)	Code of Ethics of Credit Suisse Asset Management, LLC (8)

(1)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 30, 1998.
(2)	Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed on September 9, 2005.
(3)	Incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A file on August 4, 2006
(4)	Incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed on May 8, 2007.
(5)	Incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on January 29, 2010.
(6)	Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on January 31, 2011.
(7)	Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed on January 31, 2014.
(8)	Incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on January 30, 2015.

Item 29.	Persons Controlled by or Under Common Control with Registrant

All of the outstanding shares of Registrant on the date of the Registrant's Registration Statement are held of record by AssetMark Trust Company for the benefit of AssetMark, Inc., for the benefit of their mutual clients. AssetMark,

Inc. has complete investment discretion and voting authority with respect to the shares of the Fund held by its clients.

Item 30.	Indemnification

Paragraph (a)(i) of Section 3 of Article VII of the Trust’s Declaration of Trust provides that, subject to the exceptions and limitations contained in that Section 3 and in the Trust’s By-Laws, every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by state law and the Investment Company Act of 1940 (“1940 Act”) against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually paid or incurred by him or her in connection with any proceeding in which he or she was or is a party or is threatened to be made a party or otherwise becomes involved to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust. Section 2 of Article VII of the Trust’s By-Laws provides that, subject to the exceptions and limitations contained in Section 4 of that Article of the By-Laws, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act.

Paragraph (e) of Section 3 of Article VII of the Trust’s Declaration of Trust and Section 5 of Article VII of the Trust’s By-Laws provide that the Trust’s financial obligations arising from the provided indemnification may be insured by policies maintained by the Trust on behalf of any Covered Person or agent. Section 5 of Article VII provides that The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust. Insurance coverage generally referred to as for “errors and omissions” and for “directors and officers” has been obtained.

Additionally, with respect to indemnification against liability incurred by Registrant's distributor, reference is made to Paragraph 2(b) of the form of Distribution Agreement dated August 15, 2014 between Savos Investments Trust and AssetMark Brokerage, LLC.

Item 31.	Business and Other Connections of Investment Adviser

AssetMark, Inc. (”AssetMark”) is a registered investment adviser. AssetMark is an indirect subsidiary of Aquiline Capital Partners LLC and Genstar Capital, LLC.  Information as to the officers and directors of AssetMark is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-56323) and is incorporated herein by reference.

Item 32.	Principal Underwriter

(a)	AssetMark Brokerage, LLC also serves as distributor for GPS Funds I and GPS Funds II.

(b)
The information required by this Item 32 with respect to each director and officer of AssetMark Brokerage, LLC is incorporated herein by reference to Schedule A of Form BD filed by AssetMark Brokerage, LLC pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-69391).

(c)	None.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act, and the rules thereunder, are maintained at the following offices:

(1)	Savos Investments Trust
1655 Grant Street, 10th Floor
Concord, CA 94520

(2)	AssetMark, Inc.
1655 Grant Street, 10th Floor
Concord, CA 94520
(records relating to its functions as investment adviser)

(3)	U.S Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(records relating to its functions as administrator, fund accountant and transfer agent)

(4)	AssetMark Brokerage, LLC
1655 Grant Street, 10th Floor
Concord, CA 94520
(records relating to its functions as distributor)

(5)	U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
(records relating to its functions as custodian)

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 33/35 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Concord, State of California, as of this 29th day of May, 2015.

SAVOS INVESTMENTS TRUST

By: /s/ Carrie E. Hansen
Carrie E. Hansen
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Carrie E. Hansen	President & Trustee	May 29, 2015
Carrie E. Hansen

/s/ Patrick R. Young	Treasurer	May 29, 2015
Patrick R. Young

* John A. Fibiger	Trustee	May 29, 2015
John A. Fibiger

* Dwight M. Jaffee	Trustee	May 29, 2015
Dwight M. Jaffee

* Douglas A. Paul	Trustee	May 29, 2015
Douglas A. Paul

* By: /s/ Carrie E. Hansen
Carrie E. Hansen

Executed by Carrie E. Hansen on behalf of those indicated pursuant to Power of Attorney filed on January 30, 2015 and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
NONE